UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22482

Nuveen Energy MLP Total Return Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Energy MLP Total Return Fund (JMF)

February 28, 2011

Shares/Units	Description (1)	Value
	Master Limited Partnerships & MLP Affiliates – 8.5%

	Energy Equipment & Services – 0.3%

42,000	Exterran Partners LP	$1,247,400
	Oil, Gas & Consumable Fuels – 8.2%

89,077	Boardwalk Pipeline Partners LP	2,958,247

12,000	Buckeye Partners LP	777,840

6,000	Capital Product Partners LP	58,338

74,530	Copano Energy LLC	2,698,731

46,000	El Paso Pipeline Partners LP	1,734,200

12,000	Encore Energy Partners LP	271,512

20,000	Energy Transfer Partners LP	1,096,600

105,000	Enterprise Products Partners L.P.	4,578,000

53,135	Holly Energy Partners LP	3,169,503

26,951	Inergy LP	1,117,928

175,700	Kinder Morgan Management LLC (2)	11,527,677

19,779	MarkWest Energy Partners LP	883,370

5,000	Martin Midstream Partners LP	196,525

6,000	Natural Resource Partners LP	213,660

10,000	QR Energy LP	229,010

80,649	Transmontaigne Partners LP	3,208,217
	Total Oil, Gas & Consumable Fuels	34,719,358
	Total Investments (cost $35,848,993) – 8.5%	35,966,758
	Other Assets Less Liabilities – 91.5%	386,416,576
	Net Assets – 100%	$422,383,334

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Master Limited Partnerships & MLP Affiliates	$35,966,758	$—	$—	$35,966,758

During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Energy MLP Total Return Fund (JMF) (continued)

February 28, 2011

Income Tax Information

The following information is determined in accordance with the income tax regulations, which may differ from accounting principles generally accepted in the United States.

At February 28, 2011, the cost of investments was $35,848,993.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$119,146
Depreciation	(1,381)
Net unrealized appreciation (depreciation) of investments	$117,765

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; represents a pay-in-kind security which may pay dividends in additional units.

2	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2011